Other information by nature (Tables)	12 Months Ended
Dec. 31, 2025
Other Information Abstract [Abstract]
Schedule of Breakdown of Depreciation, Amortization, and Personnel Costs
The following table provides a breakdown of depreciation and amortization and of personnel costs within the consolidated statement of profit and loss:

	For the years ended December 31,
(€ thousands)	2025		2024		2023
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	(17,143)	(143,269)	(16,135)	(136,486)	(16,376)	(132,447)
Selling, general and administrative expenses	(224,624)	(375,002)	(205,476)	(362,262)	(174,905)	(344,421)
Marketing expenses	(3,117)	(13,360)	(3,143)	(11,878)	(1,889)	(10,276)
Total	(244,884)	(531,631)	(224,754)	(510,626)	(193,170)	(487,144)